Other Income and Expense (Tables)	12 Months Ended
Dec. 31, 2011
Other Income Expense Tables [Abstract]
Components Of Other Income Table
	Years Ended December 31,
	2011	2010	2009

	(in millions)
Gain on extinguishment of tax and other liabilities	$14	$62	$168
Tax credit settlement	31	-	129
Performance incentive fee	-	-	80
Gain on sale of assets	47	12	14
Other	57	26	67
Total other income	$149	$100	$458

Components Of Other Expense Table
	Years Ended December 31,
	2011	2010	2009

	(in millions)
Loss on sale and disposal of assets	$68	$84	$33
Gener gas settlement	-	72	-
Loss on extinguishment of debt	62	37	-
Wind Generation transaction costs	-	22	-
Other	24	19	71
Total other expense	$154	$234	$104